Significant accounting policies - Summary of Subsidiary Interests (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Lavoro Agro Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Lavoro America Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Lavoro Merger Sub II Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Lavoro Agro Cayman II
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Lavoro Latam SL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Malinas S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Lavoro Agro Holding S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Lavoro Agrocomercial S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.42%	97.42%	91.65%
Agrocontato Comércio e Representações de Produtos Agropecuários S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.42%	97.42%	91.65%
PCO Comércio, Importação, Exportação e Agropecuária Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.42%	97.42%	91.65%
Agrovenci Distribuidora de Insumos Agrícolas Ltda. (MS)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	86.22%	0.00%
Produtiva Agronegócios Comércio e Representação Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	87.40%	87.40%	0.00%
Facirolli Comércio e Representação S.A. (Agrozap)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.61%	62.61%	0.00%
Agrovenci Comércio, Importação, Exportação e Agropecuária Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.42%	97.42%	91.65%
Central Agrícola Rural Distribuidora de Defensivos Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.42%	97.42%	91.65%
Distribuidora Pitangueiras de Produtos Agropecuários S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	86.22%	86.22%
Produtec Comércio e Representações S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	87.40%	87.40%	72.42%
Qualiciclo Agrícola S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	66.75%	61.00%	61.00%
Desempar Participações Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	86.20%	86.20%
Denorpi Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	86.20%	86.20%
Deragro Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	86.20%	86.20%
Desempar Tecnologia Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	86.20%	86.20%
Futuragro Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	86.20%	86.20%
Plenafértil Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	86.20%	86.20%
Realce Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	86.20%	86.20%
Cultivar Agrícola Comércio, Importação e Exportação S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	63.47%	63.47%
América Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	97.42%	91.65%
Integra Soluções Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	87.40%	72.42%
Nova Geração
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	66.75%	61.00%	0.00%
Floema Soluções Nutricionais de Cultivos Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.61%	0.00%	0.00%
Casa Trevo Participações S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	79.14%	0.00%	0.00%
Casa Trevo Comercial Agrícola LTDA.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	79.14%	0.00%	0.00%
CATR Comercial Agrícola LTDA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	79.14%	0.00%	0.00%
Sollo Sul Insumos Agrícolas Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	0.00%	0.00%
Dissul Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.11%	0.00%	0.00%
Lavoro Agro Fundo de Investimento nas Cadeias Produtivas Agroindustriais
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	5.00%	0.00%	0.00%
Lavoro Colombia S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	0.00%
Crop Care Colombia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	100.00%
Agricultura y Servicios S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	97.61%
Fertilizantes Liquidos y Servicios S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	97.61%
Grupo Cenagro S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	0.00%
Cenagral S.A.S
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	0.00%
Grupo Gral S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	100.00%
Agrointegral Andina S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	100.00%
Servigral Praderas S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	100.00%
Agroquímicos para la Agricultura Colombiana S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	100.00%
Provecampo S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	0.00%	0.00%
Crop Care Holding S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Perterra Insumos Agropecuários S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Araci Administradora de Bens S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Union Agro S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	73.00%	73.00%	0.00%
Agrobiológica Sustentabilidade S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.13%	65.13%	65.13%
Agrobiológica Soluções Naturais Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.13%	65.13%	65.13%
Cromo Indústria Química LTDA.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	0.00%	0.00%
Perterra Trading S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%